Registration No. 033-73248

Investment Company Act File No. 811-08228

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. Post-Effective Amendment No. 65	☐ ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66	☒

(Check Appropriate Box or Boxes)

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal Executive Offices)

(407) 644-1986

(Registrant’s Telephone Number, Including Area Code)

Arthur D. Ally

1055 Maitland Center Commons

Maitland, FL 32751

(Name and Address of Agent for Service)

Copies to:

David D. Jones, Esquire

395 Sawdust Road, #2137

The Woodlands, TX 77380

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Timothy Plan Strategic Growth Portfolio Variable Series and the Timothy Plan Conservative Growth Portfolio Variable Series

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Maitland and the State of Florida on May 21, 2014.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally
Arthur D. Ally,
Chairman, President and Treasurer

Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Arthur D. Ally	Chairman, President & Treasurer - Trustee	May 21, 2014
Arthur D. Ally

		Trustee, Secretary	May 21, 2014
Joseph E. Boatwright*

		Trustee	May 21, 2014
Matthew D. Staver*

		Trustee	May 21, 2014
Deborah Honneycutt*

		Trustee	May 21, 2014
Charles E. Nelson*

		Trustee	May 21, 2014
Scott Preissler, Ph.D*

		Trustee	May 21, 2014
Alan M. Ross*

		Trustee	May 21, 2014
Kenneth Blackwell*

		Trustee	May 21, 2014
William W. Johnson*

		Trustee	May 21, 2014
John C. Mulder*

		Trustee	May 21, 2014
Patrice Tsague*

		Trustee	May 21, 2014
Richard W. Copeland*

*By:	/s/ Arthur D. Ally,	Attorney-In-Fact under Power of Attorney	May 21, 2014
Arthur D. Ally

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase